Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 1,576	$ 1,675
Commitments to extend credit
Commitments and contingencies	$ 366,461	$ 348,876